SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Financing Receivable, Past Due [Line Items]
Accounts Receivable, Credit Loss Expense (Reversal)		$ 2,105	¥ 15,364	¥ 37,098	¥ 21,233
Secured loan receivables		$ 15,000						¥ 107,826
Wuhang Yungteng Logistics Company Limited [Member]
Financing Receivable, Past Due [Line Items]
Discontinued operation consideration	¥ 26,676
Loss on disposal of business	¥ 1,000
Wuhang Yungteng Logistics Company Limited [Member] | Recoverable Within One Year [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary								2,200
Wuhang Yungteng Logistics Company Limited [Member] | Other Noncurrent Assets [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary								9,137
Forecast [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected						$ 15,000	¥ 107,826
Unsecured Loan One [Member]
Financing Receivable, Past Due [Line Items]
Principal amount								30,700
Interest rate		8.00%	8.00%
Loans receivable to be collected								10,000
Unsecured Loan Two [Member]
Financing Receivable, Past Due [Line Items]
Principal amount								51,044
Interest rate		4.35%	4.35%
Accounts Receivable, Credit Loss Expense (Reversal)			¥ 41,200
Unsecured Loan Two [Member] | Other Noncurrent Assets [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected								¥ 30,000